Dreyfus Investment Grade Funds, Inc. (the "Registrant")

-Dreyfus Intermediate Term Income Fund (the "Fund")

Incorporated herein by reference is a revised version of the Fund's prospectus dated December 1, 2017 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2018 (SEC Accession No. 0000889169-18-000005).